Securities	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
SECURITIES

5.    Securities

The Company’s investment portfolio includes primarily bonds issued by U.S. Government sponsored agencies (approximately 59%) and municipalities (approximately 38%) as of December 31, 2012. Most of the municipal bonds are general obligation bonds with maturities or pre-refunding dates within 5 years. The remaining 3% of the portfolio includes mortgage-backed securities issued by Government-sponsored agencies and backed by residential mortgages and a group of equity investments in other financial institutions.

The amortized cost and fair value of securities as of December 31, 2012 and 2011, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities because the securities may be called or prepaid with or without prepayment penalties.

	December 31, 2012
Securities Available for Sale			Gross	Gross
	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of Government agencies and corporations
Within one year	$7,908	$7,996	$88	$-
After one year but within five years	42,253	42,796	543	-
After five years but within ten years	22,004	22,025	53	(32)
	72,165	72,817	684	(32)
Obligations of state and political subdivisions
Within one year	10,448	10,505	57	-
After one year but within five years	29,595	29,809	246	(32)
After five years but within ten years	4,727	4,936	215	(6)
After ten years	731	726	-	(5)
	45,501	45,976	518	(43)
Mortgage-backed securities	2,502	2,526	24	-
Equity securities	985	1,019	145	(111)
Total	$121,153	$122,338	$1,371	$(186)

	December 31, 2011
Securities Available for Sale			Gross	Gross
	Amortized	Fair	Unrealized	Unrealized
Type and maturity	Cost	Value	Gains	Losses
Obligations of Government agencies and corporations
Within one year	$2,918	$2,947	$29	$-
After one year but within five years	51,629	52,202	584	(11)
After five years but within ten years	12,497	12,539	42	-
	67,044	67,688	655	(11)
Obligations of state and political subdivisions
Within one year	11,076	11,154	78	-
After one year but within five years	21,944	22,289	369	(24)
After five years but within ten years	3,976	4,147	173	(2)
	36,996	37,590	620	(26)
Corporate notes
After one year but within five years	1,000	1,004	4	-
	1,000	1,004	4	-
Mortgage-backed securities	4,035	4,109	74	-
Equity securities	985	890	97	(192)
Total	$110,060	$111,281	$1,450	$(229)

Certain obligations of the U.S. Government and state and political subdivisions are pledged to secure public deposits, securities sold under agreements to repurchase and for other purposes as required or permitted by law. The carrying value of the pledged assets was $30,785,000 and $25,953,000 at December 31, 2012 and 2011, respectively.

In addition to cash received from the scheduled maturities of securities, some investment securities available for sale are sold at current market values during the course of normal operations. Following is a summary of proceeds received from all investment securities transactions and the resulting realized gains and losses (in thousands):

		Years Ended December 31,
	2012	2011	2010
Gross proceeds from sales of securities	$-	$-	$-
Securities available for sale:
Gross realized gains from called securities	$2	$6	$31
Gross realized losses	-	-	-

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 (in thousands):

	Unrealized Losses at December 31, 2012

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. Government
agencies and corporations	$11,471	$(32)	$-	$-	$11,471	$(32)
Obligations of state and political
subdivisions	13,040	(43)	-	-	13,040	(43)
Debt securities	24,511	(75)	-	-	24,511	(75)

Equity securities	249	(13)	251	(98)	500	(111)

Total temporarily impaired securities	$24,760	$(88)	$251	$(98)	$25,011	$(186)

There are  38 debt securities that were in an unrealized loss position on December 31, 2012, but none that have had unrealized losses for more than 12 months. These securities have maturity dates ranging from September 2013 to December 2028 and represent approximately 20.5% of the total debt securities’ amortized cost as of December 31, 2012.

The unrealized losses noted above are considered to be temporary impairments. The decline in the values of the debt securities are due only to interest rate fluctuations, rather than erosion of issuer credit quality. As a result, the payment of contractual cash flows, including principal repayment, is not at risk. As management does not intend to sell the securities, does not believe the Company will be required to sell the securities before recovery and expects to recover the entire amortized cost basis, none of the debt securities are deemed to be other-than-temporarily impaired.

Equity securities owned by the Company consist of common stock of various financial services providers (“Bank Stocks”) and are evaluated quarterly for evidence of other-than-temporary impairment. There were nine equity securities that were in an unrealized loss position on December 31, 2012, and eight of those that comprise a group of securities with unrealized losses for 12 months or more. Individually, none of these eight equity securities have significant unrealized losses. Of the eight equity securities that have sustained unrealized losses for more than 12 months, six have increased in fair value during the year of 2012, indicating the possibility of full recovery and therefore are deemed to be temporarily impaired. Of the two remaining stocks experiencing sustained unrealized losses, the amount of individual loss is not material and increases in value were noted, at times, in 2012. Management has identified no other-than-temporary impairment as of, or for the periods ended, December 31, 2012 and 2011 in the equity portfolio. Management continues to track the performance of each stock owned to determine if it is prudent to deem any further other-than-temporary impairment charges. The Company has the ability and intent to hold its equity securities until recovery of unrealized losses.

If market values of the bank stocks recover, accounting principles generally accepted in the United States of America do not allow reversal of the other-than-temporary impairment charges previously recognized until the security is sold, at which time any proceeds above the carrying value will be recognized as gain on the sale of investment securities. The Company recognized $40,000 of impairment charges in 2010.

The following table shows gross unrealized losses and fair value, aggregated by category and length of time that individual securities had been in a continuous unrealized loss position, at December 31, 2011 (in thousands):

	Unrealized Losses at December 31, 2011

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. Government
agencies and corporations	$6,489	$(11)	$-	$-	$6,489	$(11)
Obligations of state and political
subdivisions	4,321	(26)	-	-	4,321	(26)
Debt securities	10,810	(37)	-	-	10,810	(37)

Equity securities	423	(80)	232	(112)	655	(192)

Total temporarily impaired securities	$11,233	$(117)	$232	$(112)	$11,465	$(229)